FAIR VALUE OF INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading gains and losses
Profit (loss) from trading, net	$ 170,018,543	$ 104,011,895	$ (25,541,918)
Agriculture
Trading gains and losses
Profit (loss) from trading, net	(10,831,497)	18,252,148	(15,604,240)
Currencies
Trading gains and losses
Profit (loss) from trading, net	23,750,878	22,068,047	(28,551,422)
Energy
Trading gains and losses
Profit (loss) from trading, net	48,093,717	(19,454,292)	(23,874,054)
Interest rates
Trading gains and losses
Profit (loss) from trading, net	112,341,985	(54,443,134)	58,632,850
Metals
Trading gains and losses
Profit (loss) from trading, net	(1,188,085)	21,130,440	(23,650,501)
Stock indices
Trading gains and losses
Profit (loss) from trading, net	$ (2,148,455)	$ 116,458,686	$ 7,505,449